Borrowings - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Fixed-rate debt, Amount	$ 49,976	$ 53,237
Floating-rate debt, Amount	1,705	7,966
Total	$ 51,681	$ 61,203
Fixed-rate debt, Weighted-average Interest Rate (as a percent)	2.80%	2.70%
Floating-rate debt, Weighted-average Interest Rate (as a percent)	2.60%	1.10%
Interest rate swaps
Borrowings
Notional amount	$ 425	$ 2,975